Capital increase (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Balance at beginning of period, shares	65,411,767
Balance at beginning of period	€ 2,670,355,000	€ 2,875,658,000
Share capital	291,912,000		€ 291,312,000
Share premium	2,729,824,000		2,727,840,000
Exercise of subscription rights	€ 2,583,000	23,269,000
Balance at end of period, shares	65,522,521
Balance at end of period	€ 2,663,473,000	2,773,263,000
March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 99,814
Average exercise price warrants	€ 22.62
Closing share price on date of capital increase	€ 68.48
June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 10,940
Average exercise price warrants	€ 29.73
Closing share price on date of capital increase	€ 61.78
Share capital.
Disclosure of classes of share capital [line items]
Balance at beginning of period	€ 291,312,000	287,282,000
Exercise of subscription rights	599,000	3,180,000
Balance at end of period	291,912,000	290,462,000
Share capital. | March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	540,000
Share capital. | June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	59,000
Share premium account
Disclosure of classes of share capital [line items]
Balance at beginning of period	2,727,840,000	2,703,583,000
Exercise of subscription rights	1,984,000	20,089,000
Balance at end of period	2,729,824,000	€ 2,723,671,000
Share premium account | March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	1,718,000
Share premium account | June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	266,000
Share capital and share premium
Disclosure of classes of share capital [line items]
Share capital and share premium			€ 3,019,153,000
Balance at end of period	3,021,736,000
Share capital and share premium | March 19, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	2,258,000
Share capital and share premium | June 7, 2021 : exercise of subscription rights
Disclosure of classes of share capital [line items]
Exercise of subscription rights	€ 325,000